UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21508


                                Equipointe Funds

               (Exact name of registrant as specified in charter)


       8700 East Northsight Boulevard Suite 150, Scottsdale, Arizona 85260

               (Address of principal executive offices) (Zip code)


                                Mark A. Seleznov
                                Trend Trader LLC
                    8700 East Northsight Boulevard Suite 150
                            Scottsdale, Arizona 85260
                     (Name and address of agent for service)

                                   Copies to:
                                Gregory J. Nowak
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                               18th & Arch Streets
                             Philadelphia, PA 19103


Registrant's telephone number, including area code:  (480) 948-1146


Date of fiscal year end: October 31


Date of reporting period: April 30, 2005


Item 1. Reports to Stockholders

                            [EQUIPOINTE FUNDS LOGO]

                             EQUIPOINTE ACTION FUND
                        EQUIPOINTE GROWTH AND INCOM FUND

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2005

                             EQUIPOINTE ACTION FUND
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                  (UNAUDITED)

Number of
Shares                                                                     Value
---------                                                              ---------

         COMMON STOCK                                      40.47%

          COMPUTER NETWORKING                               5.09%
1,600     Juniper Networks, Inc.*                                  $      36,144
1,000     QLogic Corp.*                                                   33,240
                                                                   -------------
                                                                          69,384
                                                                   -------------

          COMPUTER SOFTWARE                                 8.72%
1,600     Check Point Software Technologies Ltd.*                         33,520
1,600     Citrix Systems, Inc.*                                           36,000
1,600     McAfee, Inc.*                                                   33,456
  400     SAP AG ADR                                                      15,772
                                                                   -------------
                                                                         118,748
                                                                   -------------

          COMPUTERS                                         1.17%
  600     Network Appliance, Inc.*                                        15,978
                                                                   -------------

          INTERNET                                          2.44%
  600     Amazon.com, Inc.*                                               19,416
  400     Yahoo!, Inc.*                                                   13,804
                                                                   -------------
                                                                          33,220
                                                                   -------------

          MEDIA                                             1.22%
  600     XM Satellite Radio Holdings, Inc.*                              16,644
                                                                   -------------

          RETAIL                                            2.96%
  800     Best Buy Co., Inc.                                              40,272
                                                                   -------------

          SEMICONDUCTORS                                   16.19%
  800     Analog Devices, Inc.                                            27,288
  600     Broadcom Corp.*                                                 17,946
1,200     Lam Research Corp.*                                             30,780
  800     Linear Technology Corp.                                         28,592
  700     Marvell Technology Group Ltd.*                                  23,436
  800     Maxim Integrated Products, Inc.                                 29,920
1,600     Nvidia Corp.*                                                   35,104
1,100     Texas Instruments, Inc.                                         27,456
                                                                   -------------
                                                                         220,522
                                                                   -------------

See accompanying notes to financial statements.

                             EQUIPOINTE ACTION FUND
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                  (UNAUDITED)

Number of
Shares                                                                     Value
---------                                                              ---------

          TELECOMMUNICATIONS                                2.68%
1,600     Comverse Technology, Inc.*                               $      36,464
                                                                   -------------

         TOTAL COMMON STOCKS (COST $550,117)                             551,232
                                                                   -------------

Principal
Value
---------

         SHORT-TERM INVESTMENTS                             0.02%

$ 260     UMB Bank, n.a., Money Market Fiduciary
          Demand Deposit                                                     260
                                                                   -------------

         TOTAL SHORT-TERM INVESTMENTS (COST $260)                            260
                                                                   -------------

         TOTAL INVESTMENTS (COST $550,377)                 40.49%        551,492

         Other Assets less Liabilities                     59.51%        810,677
                                                                   -------------

         TOTAL NET ASSETS                                 100.00%    $ 1,362,169
                                                                   =============



                        SCHEDULE OF SECURITIES SOLD SHORT

Number of
Shares                                                                     Value
---------                                                              ---------
         COMMON STOCK

  600     American Eagle Outfitters, Inc.                          $      15,732
  400     Mercury Interactive Corp.                                       16,532
  600     Nextel Communications, Inc.                                     16,794
1,200     SanDisk Corp.                                                   28,440
                                                                   -------------

         TOTAL SECURITIES SOLD SHORT (PROCEEDS $78,165)            $      77,498
                                                                   =============




    *    Non-income producing security
    ADR  American Depository Receipt

See accompanying notes to financial statements.

                             EQUIPOINTE ACTION FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS:

Investments, at value (cost $550,377)                               $   551,492
Cash                                                                  1,006,691
Deposit with broker                                                     780,471
Receivable for securities sold                                        2,372,637
Receivable for capital stock sold                                        19,062
Due from adviser                                                         67,594
Dividends and interest receivable                                           231
                                                                    -----------
Total assets                                                          4,798,178
                                                                    -----------

LIABILITIES:

Securities sold short, at value (proceeds $78,165)                       77,498
Payable for securities purchased                                      3,288,021
Payable for dividends on short positions                                    235
Accrued distribution fees                                                   525
Other accrued expenses                                                   69,730
                                                                    -----------
Total liabilities                                                     3,436,009
                                                                    -----------

NET ASSETS                                                          $ 1,362,169
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 1,407,984
Undistributed net investment loss                                        (4,753)
Undistributed net realized loss on investments                          (42,844)
Net unrealized appreciation on:
 Investments                                                              1,115
 Securities sold short                                                      667
                                                                    -----------

TOTAL NET ASSETS                                                    $ 1,362,169
                                                                    ===========

SHARES OUTSTANDING                                                      141,518
 ($0.001 par value, unlimited shares authorized)

NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE

 (Net assets divided by shares outstanding)                         $      9.63
                                                                    ===========

See accompanying notes to financial statements.

                             EQUIPOINTE ACTION FUND
                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD FROM FEBRUARY 14, 2005*
                                TO APRIL 30, 2005
                                  (UNAUDITED)

INVESTMENT INCOME:

Interest income                                                        $  1,259
                                                                       --------

EXPENSES:
Legal fees                                                               22,008
Administration and fund accounting fees                                  15,616
Transfer agent fees and expenses                                         11,150
Federal and state registration fees                                       7,141
Custody fees                                                              5,318
Audit fees                                                                3,228
Reports to shareholders                                                   2,934
Investment advisory fees                                                  1,050
Trustees' fees                                                              880
Distribution fees                                                           525
Dividends on securities sold short                                          235
Miscellaneous                                                             4,571
                                                                       --------

Total expenses                                                           74,656
Less fees waived and/or expenses reimbursed by Adviser                  (68,644)
                                                                       --------

Net expenses                                                              6,012
                                                                       --------

Net investment loss                                                      (4,753)
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments                                                          (52,640)
   Securities sold short                                                  9,796
Change in net unrealized appreciation/depreciation on:
   Investments                                                            1,115
   Securities sold short                                                    667
                                                                       --------

Net realized and unrealized loss on investments                         (41,062)
                                                                       --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(45,815)
                                                                       ========



* Commencement of operations.

See accompanying notes to financial statements.

                             EQUIPOINTE ACTION FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                              FEBRUARY 14, 2005*
                                                                      TO
                                                                APRIL 30, 2005
                                                                 (UNAUDITED)

OPERATIONS:
Net investment loss                                                 $    (4,753)
Net realized loss on investments and securities sold short              (42,844)
Change in net unrealized appreciation/depreciation
 on investments and securities sold short                                 1,782
                                                                    -----------
Net decrease in net assets resulting from operations                    (45,815)
                                                                    -----------

CAPITAL SHARE TRANSACTIONS :
Shares sold                                                           1,492,318
Shares redeemed                                                        (134,334)
                                                                    -----------
Net increase from capital share transactions                          1,357,984
                                                                    -----------

TOTAL INCREASE IN NET ASSETS                                          1,312,169

NET ASSETS:

Beginning of period                                                      50,000
                                                                    -----------

End of period                                                       $ 1,362,169
                                                                    ===========

Undistributed net investment loss included in net assets            $    (4,753)
                                                                    ===========

TRANSACTIONS IN SHARES:

Shares sold                                                             150,306
Shares redeemed                                                         (13,788)
                                                                    -----------
Net increase                                                            136,518
                                                                    ===========


* Commencement of operations.

See accompanying notes to financial statements.

                             EQUIPOINTE ACTION FUND
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                              FEBRUARY 14, 2005*
                                                                      TO
                                                                APRIL 30, 2005

NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                                      (0.03)
Net realized and unrealized loss on investments and
   securities sold short                                                 (0.34)
                                                                     ---------
TOTAL FROM INVESTMENT OPERATIONS                                         (0.37)
                                                                     ---------

NET ASSET VALUE, END OF PERIOD                                       $    9.63
                                                                     =========

TOTAL RETURN(1)                                                          (3.70)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in 000's)                                 $   1,362
Ratio of expenses to average net assets:(2,3)
    Before expense reimbursement                                         35.43 %
    After expense reimbursement                                           2.75 %
Ratio of net investment loss to average net assets:(2,4)
    Before expense reimbursement                                        (34.83)%
    After expense reimbursement                                          (2.15)%
Portfolio turnover rate(1)                                               5,508 %



* Commencement of operations.
(1) Not Annualized.
(2) Annualized.
(3) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets before and after expense reimbursement would be 35.54% and 2.86%, respectively.

(4) Excludes dividends on short sales. Including dividends on short sales, the ratio of net investment loss to average net assets before and after expense reimbursement would be (34.94)% and (2.26)%, respectively.

See accompanying notes to financial statements.

                       EQUIPOINTE GROWTH AND INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

Number of
Shares                                                                     Value
---------                                                                  -----


          COMMON STOCK                                 90.23%

            AEROSPACE/DEFENSE                           1.18%
1,100       Raytheon Co.                                                $ 41,371
3,350       Rockwell Collins, Inc.                                       153,698
                                                                        --------
                                                                         195,069
                                                                        --------
            AGRICULTURE                                 2.05%
4,000       Altria Group, Inc.                                           259,960
1,350       Monsanto Co.                                                  79,137
                                                                        --------
                                                                         339,097
                                                                        --------
            APPAREL                                     0.70%
1,500       Nike, Inc. - Class B                                         115,215
                                                                        --------
            BANKS                                       0.52%
2,000       Kookmin Bank ADR                                              85,500
                                                                        --------
            BEVERAGES                                   2.27%
3,745       Constellation Brands, Inc.*                                  197,399
2,000       Pepsi Bottling Group, Inc.                                    57,340
4,900       PepsiAmericas, Inc.                                          120,981
                                                                        --------
                                                                         375,720
                                                                        --------
            BIOMEDICAL                                  3.87%
4,300       CV Therapeutics, Inc.*+                                       85,226
8,000       Gilead Sciences, Inc.*                                       296,800
4,300       Sepracor, Inc.*+                                             257,656
                                                                        --------
                                                                         639,682
                                                                        --------
            BUILDING PRODUCTS                           1.26%
  300       American Standard Cos., Inc.                                  13,413
4,000       USG Corp.*+                                                  167,960
  400       Weyerhaeuser Co.+                                             27,444
                                                                        --------
                                                                         208,817
                                                                        --------
            COMMERCIAL SERVICES                         1.93%
2,500       Apollo Group, Inc.*                                          180,300
3,000       ITT Educational Services, Inc.*                              137,940
                                                                       --------
                                                                        318,240
                                                                       ---------
See accompanying notes to financial statements.

                       EQUIPOINTE GROWTH AND INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

Number of
Shares                                                                     Value
---------                                                                  -----


            COMPUTER SOFTWARE                           4.11%
     1      Activision, Inc.*                                          $      10
 3,700      Adobe Systems, Inc.                                          220,039
 4,300      Cognos, Inc.*                                                162,712
 4,000      Macromedia, Inc.*                                            158,440
 8,400      Synopsys, Inc.*                                              138,096
                                                                       ---------
                                                                         679,297
                                                                       ---------
            COMPUTERS                                   6.35%
 2,300      Amdocs Ltd.*                                                  61,433
 8,000      Apple Computer, Inc.*+                                       288,480
 4,000      Hutchinson Technology, Inc.*                                 148,160
 8,188      Qlogic Corp.*                                                272,169
12,100      Seagate Technology                                           212,718
 2,400      Storage Technology Corp.*                                     66,720
                                                                       ---------
                                                                       1,049,680
                                                                       ---------
            CONSTRUCTION                                0.21%
   700      Jacobs Engineering Group, Inc.*
                                                                          34,097
                                                                       ---------
            CONSUMER PRODUCTS                           1.38%
 4,000      Energizer Holdings, Inc.*                                    227,880
                                                                       ---------
            CONTAINERS                                  0.23%
 2,500      Crown Holdings, Inc.*                                         37,625
                                                                       ---------
            COSMETICS                                   0.03%
   100      USANA Health Sciences, Inc.*                                   4,133
                                                                       ---------
            DIVERSIFIED OPERATIONS                      3.49%
 3,100      Fortune Brands, Inc.                                         262,198
 1,900      General Electric Co.                                          68,780
 4,000      Honeywell International, Inc.                                143,040
 1,000      United Technologies                                          101,720
                                                                       ---------
                                                                         575,738
                                                                       ---------

See accompanying notes to financial statements.

                       EQUIPOINTE GROWTH AND INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

Number of
Shares                                                                     Value
---------                                                                  -----


            ELECTRONICS                                 0.83%
1,228       American Power Conversion Corp.                             $ 29,791
1,500       L-3 Communications Holdings, Inc.                            106,455
                                                                        --------
                                                                         136,246
                                                                        --------
            FINANCIAL SERVICES                          1.32%
  800       AmeriCredit Corp.*                                            18,720
1,300       The Bear Stearns Cos., Inc.                                  123,058
1,800       Fiserv, Inc.*                                                 76,140
                                                                        --------
                                                                         217,918
                                                                        --------
            FOOD                                        0.87%
4,000       Pilgrim's Pride Corp.                                        144,360
                                                                        --------
            HEALTHCARE SERVICES                         4.60%
2,490       Cigna Corp.                                                  229,030
2,500       Community Health Systems, Inc.*                               91,125
  900       Coventry Health Care, Inc.*+                                  61,587
1,700       Express Scripts, Inc.*+                                      152,388
4,400       Health Net, Inc.*                                            149,732
4,608       HealthExtras, Inc.*                                           76,262
                                                                        --------
                                                                         760,124
                                                                        --------
            HEALTHCARE SUPPLIES                         3.62%
  800       Advanced Medical Optics,Inc.*                                 29,584
3,500       Arrow International, Inc.                                    115,990
  600       Becton Dickinson & Co.                                        35,112
1,800       CR Bard, Inc.                                                128,106
8,000       Immucor, Inc.*                                               238,720
1,000       Patterson Cos., Inc.*                                         50,550
                                                                        --------
                                                                         598,062
                                                                        --------
            HOME BUILDERS                               0.97%
1,000       Centex Corp.                                                  57,720
2,000       Lennar Corp.+                                                102,940
                                                                        --------
                                                                         160,660
                                                                        --------

            INSURANCE                                   1.73%
5,100       The Allstate Corp.                                           286,416
                                                                        --------

See accompanying notes to financial statements.

                       EQUIPOINTE GROWTH AND INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

Number of
Shares                                                                     Value
---------                                                                  -----


            INTERNET                                    1.58%
7,500       Ixia*                                                     $  120,075
  700       Netease.com ADR*                                              34,573
4,900       WebEx Communications, Inc.*                                  106,918
                                                                      ----------
                                                                         261,566
                                                                      ----------
            LEISURE                                     4.80%
5,000       Isle of Capri Casinos, Inc.*                                 120,800
3,000       Marriott International, Inc.                                 188,250
2,000       MGM Mirage*                                                  139,620
3,000       Penn National Gaming, Inc.*                                   94,500
4,600       Starwood Hotels & Resorts Worldwide, Inc.                    249,964
                                                                      ----------
                                                                         793,134
                                                                      ----------

            MACHINERY                                   0.53%
1,000       Caterpillar, Inc.+                                            88,050
                                                                      ----------

            MEDIA                                       0.46%
2,400       Comcast Corp.*                                                76,152
                                                                      ----------

            MINING                                      1.03%
3,300       BHP Billiton Ltd. ADR                                         83,424
1,000       Phelps Dodge Corp.+                                           85,850
                                                                      ----------
                                                                         169,274
                                                                      ----------

            OIL/GAS                                     6.20%
2,000       Amerada Hess Corp.+                                          187,300
3,000       Apache Corp.+                                                168,870
3,000       Cal Dive International, Inc.*                                133,440
1,000       Devon Energy Corp.                                            45,170
1,000       Exxon Mobil Corp.                                             57,030
1,900       Kinder Morgan Energy Partners LP                              90,573
3,175       National Oilwell Varco, Inc.*                                126,175
1,000       Noble Energy, Inc.                                            64,120
2,000       Rowan Cos., Inc.                                              53,060
1,000       Sunoco, Inc.                                                  99,260
                                                                      ----------
                                                                       1,024,998
                                                                      ----------

See accompanying notes to financial statements.

                       EQUIPOINTE GROWTH AND INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

Number of
Shares                                                                     Value
---------                                                                  -----


            PHARMACEUTICALS                             2.94%
  900       Abbott Laboratories                                       $   44,244
1,800       Bristol-Myers Squibb Co.                                      46,800
3,000       Johnson & Johnson                                            205,890
2,700       Merck & Co., Inc.+                                            91,530
2,000       Novartis AG ADR                                               97,460
                                                                      ----------
                                                                         485,924
                                                                      ----------
            REAL ESTATE                                 0.21%
500         The St. Joe Co.                                               34,795
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS               8.59%
  200       AMB Property Corp.                                             7,798
4,700       American Campus Communities, Inc.                             98,606
3,400       Annaly Mortgage Management, Inc.                              65,008
7,500       Apartment Investment & Management, Inc.                      285,900
2,400       Arbor Realty Trust, Inc.                                      58,800
1,000       Camden Property Trust                                         51,000
4,000       Developers Diversified Realty Corp.                          169,760
4,000       Equity Office Properties Trust                               125,880
3,000       Equity Residential                                           103,050
2,300       General Growth Properties, Inc.                               89,953
5,400       Simon Property Group, Inc.                                   356,778
  300       United Dominion Realty Trust, Inc.                             6,645
                                                                      ----------
                                                                       1,419,178
                                                                      ----------

            RETAIL                                      6.28%
1,200       Abercrombie & Fitch Co.                                       64,740
2,000       The Cheesecake Factory*                                       61,380
6,000       Chico's FAS, Inc.*                                           153,780
1,500       Foot Locker, Inc.                                             39,990
3,800       The Gap, Inc.                                                 81,130
1,314       Insight Enterprises, Inc.*                                    23,783
  600       Michaels Stores, Inc.                                         19,920
2,000       Nordstrom, Inc.                                              101,660
4,000       Starbucks Corp.*                                             198,080
1,600       Target Corp.                                                  74,256

See accompanying notes to financial statements.

                       EQUIPOINTE GROWTH AND INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

Number of
Shares                                                                     Value
---------                                                                  -----


            RETAIL (CONTINUED)
 3,400      Too, Inc.*                                               $    78,234
 2,200      Urban Outfitters, Inc.*                                       97,460
 1,000      Walgreen Co.                                                  43,060
                                                                     -----------
                                                                       1,037,473
                                                                     -----------
            SEMICONDUCTORS                              2.36%
   600      Lam Research Corp.*                                           15,390
 1,300      Linear Technology Corp.                                       46,462
 1,000      Marvell Technology Group Ltd.*                                33,480
 5,000      Nvidia Corp.*+                                               109,700
 3,000      SanDisk Corp.*+                                               71,100
 4,200      Xilinx, Inc.                                                 113,148
                                                                     -----------
                                                                         389,280
                                                                     -----------
            TELECOMMUNICATIONS                          4.56%
 6,600      American Tower Corp.*                                        113,718
 3,100      NAVTEQ Corp.*                                                112,902
 1,700      Nextel Communications, Inc.*                                  47,583
 5,000      Nextel Partners, Inc.*                                       117,600
 3,000      Research In Motion Ltd.*                                     193,230
 3,000      Spectrasite, Inc.*                                           168,390
                                                                     -----------
                                                                         753,423
                                                                     -----------
            TRANSPORTATION                              6.44%
 1,200      Alaska Air Group, Inc.*                                       32,004
12,500      JetBlue Airways Corp.*+                                      250,625
 2,400      Knight Transportation, Inc.                                   50,712
 4,000      Ryanair Holdings plc ADR*                                    160,600
 6,000      Ship Finance International Ltd.                              111,540
10,300      Skywest, Inc.                                                186,224
16,000      Southwest Airlines Co.                                       238,080
 1,600      Swift Transportation Co., Inc.*                               34,128
                                                                     -----------
                                                                       1,063,913
                                                                     -----------
            UTILITIES                                   0.73%
 5,000      Southern Union Co.*                                          119,700
                                                                     -----------
         TOTAL COMMON STOCK (COST $15,336,488)                        14,906,436
                                                                     -----------

See accompanying notes to financial statements.

                       EQUIPOINTE GROWTH AND INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

Number of
Shares                                                                     Value
---------                                                                  -----


         PREFERRED STOCK                                0.20%

            INSURANCE                                   0.12%
   800      St. Paul Capital Trust I                                $     20,520
                                                                    ------------
            UTILITIES                                   0.08%
   500      Puget Energy, Inc.                                            12,990
                                                                    ------------
         TOTAL PREFERRED STOCK (COST $34,183)                             33,510
                                                                    ------------

Principal
Value
---------


         COLLATERALIZED MORTAGE OBLIGATION              0.01%

$  514      Freddie Mac, 7.95%, due 10/15/20                                 513
                                                                    ------------

         TOTAL COLLATERALIZED MORTGAGE OBLIGATION
         COST ($515)
                                                                             513
                                                                    ------------

         SHORT-TERM INVESTMENTS                         0.07%
11,740      UMB Bank, n.a., Money Market Fiduciary
            Demand Deposit                                                11,740
                                                                    ------------
         TOTAL SHORT-TERM INVESTMENTS (COST $11,740)                      11,740
                                                                    ------------
         TOTAL INVESTMENTS (COST $15,382,926)          90.51%         14,952,199

         Other Assets less Liabilities                  9.49%          1,568,015
                                                                    ------------
         TOTAL NET ASSETS                             100.00%       $ 16,520,214
                                                                    ============




       *    Non-income producing security
       + All or a portion of this security has been segregrated to cover call options written.
       ADR  American Depository Receipt

See accompanying notes to financial statements.

                        EQUIPOINTE GROWTH AND INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)


ASSETS:
Investments, at value (cost $15,382,926)                           $ 14,952,199
Cash                                                                  1,059,671
Deposit with broker                                                     279,548
Receivable for securities sold                                        1,725,886
Receivable for capital stock sold                                        46,233
Due from adviser                                                         45,817
Dividends and interest receivable                                         5,918
                                                                   ------------
Total assets                                                         18,115,272
                                                                   ------------

LIABILITIES:
Call options written, at value (premiums received $197,901)             119,350
Payable for securities purchased                                      1,403,992
Accrued distribution fees                                                 6,749
Other accrued expenses                                                   64,967
                                                                   ------------
Total liabilities                                                     1,595,058
                                                                   ------------

NET ASSETS                                                         $ 16,520,214
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 17,608,249
Undistributed net investment loss                                          (461)
Accumulated net realized loss on investments                           (834,596)
Net unrealizedappreciation/depreciation on:
 Investments                                                           (430,727)
 Call options written                                                    78,551
 Futures contracts                                                       99,198
                                                                   ------------

TOTAL NET ASSETS                                                   $ 16,520,214
                                                                   ============


SHARES OUTSTANDING                                                    1,771,413
 ($0.001 par value, unlimited shares authorized)

NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 (Net assets divided by shares outstanding)                        $       9.33
                                                                   ============

See accompanying notes to financial statements.

                        EQUIPOINTE GROWTH AND INCOME FUND
                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD FROM FEBRUARY 14, 2005*
                                TO APRIL 30, 2005
                                   (UNAUDITED)


INVESTMENT INCOME:
Dividend income (net of withholding taxes of $722)                  $    26,237
Interest income                                                           1,646
                                                                    -----------
                                                                         27,883
                                                                    -----------
EXPENSES:
Legal fees                                                               22,008
Administration and fund accounting fees                                  15,616
Investment advisory fees                                                 13,497
Transfer agent fees and expenses                                          7,189
Distribution fees                                                         6,749
Custody fees                                                              5,549
Federal and state registration fees                                       5,438
Audit fees                                                                3,228
Reports to shareholders                                                   2,934
Trustees' fees                                                              880
Miscellaneous                                                             4,571
                                                                    -----------

Total expenses                                                           87,659
Less fees waived and/or expenses reimbursed by the Adviser              (59,315)
                                                                    -----------

Net expenses                                                             28,344
                                                                    -----------

Net investment loss                                                        (461)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments                                                         (945,675)
   Securities sold short                                                 (3,793)
   Options written                                                      115,067
   Options purchased                                                       (195)
Change in net unrealized appreciation/depreciation on:
   Investments                                                         (430,727)
   Options written                                                       78,551
   Futures contracts                                                     99,198
                                                                    -----------

Net realized and unrealized loss on investments                      (1,087,574)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,088,035)
                                                                    ===========

* Commencement of operations.

See accompanying notes to financial statements.

                        EQUIPOINTE GROWTH AND INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                              FEBRUARY 14, 2005*
                                                                      TO
                                                                APRIL 30, 2005
                                                                 (UNAUDITED)

OPERATIONS:
Net investment loss                                               $        (461)
Net realized loss on investments, options written
 and options purchased                                                 (834,596)
Change in net unrealized appreciation/depreciation
 on investments, options written and futures contracts                 (252,978)
                                                                  -------------
Net decrease in net assets resulting from operations                 (1,088,035)
                                                                  -------------

CAPITAL SHARE TRANSACTIONS :
Shares sold                                                          18,386,549
Shares redeemed                                                        (828,300)
                                                                  -------------
Net increase from capital share transactions                         17,558,249
                                                                  -------------

TOTAL INCREASE IN NET ASSETS                                         16,470,214

NET ASSETS:

Beginning of period                                                      50,000
                                                                  -------------

End of period                                                     $  16,520,214
                                                                  =============

Undistributed net investment loss included in net assets          $        (461)
                                                                  =============

TRANSACTIONS IN SHARES:

Shares sold                                                           1,851,651
Shares redeemed                                                         (85,238)
                                                                    -----------
Net increase                                                          1,766,413
                                                                    ===========


* Commencement of operations.

See accompanying notes to financial statements.

                        EQUIPOINTE GROWTH AND INCOME FUND
                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)

               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              FEBRUARY 14, 2005*
                                                                      TO
                                                                APRIL 30, 2005

NET ASSET VALUE, BEGINNING OF PERIOD                                $    10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                                        -
Net realized and unrealized loss on investments, options written,
   options purchased and futures contracts                               (0.67)
                                                                    ----------
TOTAL FROM INVESTMENT OPERATIONS                                         (0.67)
                                                                    ----------

NET ASSET VALUE, END OF PERIOD                                      $     9.33
                                                                    ==========

TOTAL RETURN(1)                                                          (6.79)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000's)                                $   16,520
Ratio of expenses to average net assets:(2)
     Before expense reimbursement                                         3.25 %
     After expense reimbursement                                          1.05 %
Ratio of net investment loss to average net assets:(2)
     Before expense reimbursement                                        (2.22)%
     After expense reimbursement                                         (0.02)%
Portfolio turnover rate(1)                                                 128%



*    Commencement of operations.
(1)  Not Annualized.
(2)  Annualized.

See accompanying notes to financial statements.

                                EQUIPOINTE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

1.   ORGANIZATION
     Equipointe Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, the Equipointe Action Fund (the "Action Fund") and the Equipointe Growth and Income Fund (the "Growth and Income Fund") (each a "Fund" and collectively the "Funds"). The Action Fund seeks aggressive growth. The Growth and Income Fund seeks growth and income. The Growth and Income Fund consists of two classes, the Institutional Class and the Investor Class. The Action Fund and the Investor Class of the Growth and Income Fund began operations on February 14, 2005. The Institutional Class of the Growth and Income Fund has not commenced operations.

2.   SIGNIFICANT  ACCOUNTING  POLICIES
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

     A. INVESTMENT VALUATION: Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price. However, securities traded on a national securities exchange for which there were no transactions on a given day or securities not listed on a national securities exchange or NASDAQ are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will be valued based on market quotations. Any securities or other assets for which market quotations are not readily available or for which the Adviser believes do no reflect market value are valued at fair value as determined in good faith and in accordance with valuation and pricing procedures approved by the Board of Trustees. Short-term fixed income securities (securities with an original maturity of no more than 365 days) held by a Fund are generally valued on an amortized cost basis, which approximates market value.

     B. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are determined using the first-in, first-out method for the Action Fund and the high cost method for the Growth and Income Fund. Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date.

     C. FUTURES CONTRACTS: The Growth and Income Fund may purchase stock index futures contracts. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

                                EQUIPOINTE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

          Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

          At April 30, 2005, the Growth and Income Fund had outstanding futures contracts as set forth below:

                                                                    Unrealized
          Expiration Date     Contracts to Receive     Position     Appreciation
          ---------------     --------------------     --------     ------------
             June 2005           36 NASDAQ 100           Short        $66,432
             June 2005           18 S&P 500              Short         32,766

     D. WRITTEN OPTIONS CONTRACTS: The Funds may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

          The following is a summary of the Growth and Income Fund's written option activity:

                                                       Number of
                                                       Contracts         Premium
                                                       -------------------------
          Outstanding at February 14, 2005*                  -         $      -
          Options written                                1,040          393,063
          Options exercised                                (33)         (35,984)
          Options expired                                  (38)          (6,351)
          Options closed                                  (447)        (152,827)
                                                       --------     ------------
          Outstanding at April 30, 2005                    522         $197,901
                                                      ========     ============
            * Commencement of operations

     E. DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     F. FEDERAL INCOME TAXES: The Funds intend to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

                                EQUIPOINTE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

     G. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

3.   INVESTMENT  TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Funds for the period from February 14, 2005 (commencement of operations) to April 30, 2005 are summarized below:

                                Action Fund      Growth and Income Fund
                                -----------      ----------------------
         Purchases               $8,196,916                 $28,059,855
         Sales                    7,594,159                  11,745,319

4.   FEDERAL TAX INFORMATION
     At April 30, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

                                                                      Growth and
                                                      Action Fund    Income Fund
                                                      -----------   ------------

     Cost of investments                                $624,464    $15,416,805
                                                        =========   ============
     Gross unrealized appreciation                      $     82    $   265,282
     Gross unrealized depreciation                       (73,054)      (729,888)
                                                        ---------   ------------
     Net unrealized depreciation on investments         $(72,972)   $  (464,606)
                                                        =========   ============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.

5.   INVESTMENT  ADVISORY AND OTHER AGREEMENTS
     As compensation for its services, each Fund pays Trend Trader, LLC, the Funds' investment adviser (the "Adviser") a monthly advisory fee at an annual rate of 0.50% of their respective average daily net assets. The agreements further stipulate that the Adviser will reimburse each Fund for annual operating expenses (including organizational costs) to the extent necessary to ensure the Growth and Income Fund's operating expenses do not exceed 1.05% of the Fund's average daily net assets for the Investor Class share; and the Action Fund's operating expenses do not exceed 2.75% of the Fund's average daily net assets.

     Additionally,   the  agreements   allow  the  adviser  to  recover  amounts
     previously reimbursed for operating expenses (including organizational costs) to the Funds to the extent that the

                                EQUIPOINTE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

     Funds' expense ratios fall below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitations. Under the agreements, the adviser can only recover such amounts for a period of up to three years.

     The expense limitation agreements will continue in effect through at least the Funds' first full year of operations, with successive renewal terms of one year unless terminated by the Adviser or the Funds at the end of a term.

     Trend Trader, LLC (the "Distributor") also serves as the principal distributor for the shares of the Funds pursuant to a Distribution Agreement (the "Distribution Agreement").

     The Action Fund and the Investor Class of the Growth and Income Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides that the Funds will compensate the Distributor for payments to dealers or others with a distribution fee at a rate of 0.25% of their respective average daily net assets. The fees payable under the Plan are used to compensate the Distributor for any expenses primarily intended to result in the sale of the Funds' shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Funds' shares; payments made for the preparation, printing and distribution of advertisements and sales literature; and payments made for the printing and distributing of prospectuses and shareholder reports to other than existing shareholders of the Funds.

     Trend Trader, LLC also executes brokerage transactions on behalf of the Funds. For the period ended April 30, 2005, Trend Trader, LLC received $16,233 from the Action Fund and $8,275 from the Growth and Income Fund in brokerage commissions.

     Certain officers and trustees of the Trust are also officers and/or directors of the Trust's investment adviser, Trend Trader, LLC.

6.   SHAREHOLDER ACTIVITY - IN-KIND TRANSACTIONS
     During the period from February 14, 2005 (commencement of operations) to April 30, 2005, the Growth and Income Fund approved a number of in-kind purchases of fund shares in accordance with the provisions of the prospectus. An in-kind purchase occurs when the Fund receives securities instead of cash from an investor who purchases fund shares. During the period from February 14, 2005 (commencement of operations) to April 30, 2005, the Growth and Income Fund received in-kind purchases of 992,928 shares with a value of $9,931,148.

7.   COMMITMENTS  AND  CONTINGENCIES
     The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds.
     Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these

                                EQUIPOINTE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

     arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.   CHANGE IN INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM
     On May 20, 2005,  BKD LLP  resigned as the  independent  registered  public accounting firm for the Trust. BKD LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements. At no time preceding the resignation of BKD LLP were there any disagreements with BKD LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure. At no time preceding the resignation of BKD LLP did any of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur. The Trust engaged Briggs Bunting & Dougherty, LLP as its new independent registered public accounting firm on June 6, 2005. At no time preceding the engagement of Briggs Bunting & Dougherty, LLP did the Trust consult Briggs Bunting & Dougherty, LLP regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements, or (ii) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

                                EQUIPOINTE FUNDS
                                OTHER INFORMATION
                                   (UNAUDITED)


--------------------------------------------------------------------------------

                                INDUSTRY SECTORS
                   (As a Percentage of Long-Term Investments)


                                    ACTION FUND           GROWTH AND INCOME FUND
Basic Materials                          -                                 1.32%
Communications                         34.37%                              6.73%
Consumer, Cyclical                      7.30%                             19.91%
Consumer, Non-cyclical                   -                                24.75%
Energy                                   -                                 6.86%
Financial                                -                                14.84%
Industrial                               -                                 9.44%
Technology                             58.33%                             15.26%
Utilities                                -                                 0.89%
                                      -------                            -------
                                      100.00%                            100.00%
                                      =======                            =======
--------------------------------------------------------------------------------


PROXY VOTING

A description of the Equipointe Funds proxy voting guidelines is available without charge, upon request, by calling toll free 1-800-841-0380 and on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Funds' complete proxy voting record for the year ending June 30, 2005 will be available after August 31, 2005, without charge, upon request, by calling toll free 1-800-841-0380 and on the Securities and Exchange Commission's website at www.sec.gov.


QUARTERLY HOLDINGS

The Equipointe Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         The Board of Trustees approved the advisory agreement (the "Advisory Agreement") dated January 18, 2005 between the Funds and Trend Trader, LLC ("Adviser"), on April 14, 2004. The Board considered and evaluated the following materials in connection with the approval of the Advisory Agreement: (i) the terms and conditions of the Advisory Agreement, including the nature, extent and quality of the services to be provided to the Funds by the

Adviser, and the structure and rates of the investment advisory fees charged for those services; (ii) a comparison of each Fund's expected fees and expenses in relation to various industry averages; (iii) the intention to have an expense cap arrangement between the Growth and Income Fund and the Adviser; and (iv) the trustees' legal duties in considering the approval of the Advisory Agreement. The Board also reviewed the Adviser's Form ADV and considered the Adviser's prior performance history for accounts using investment strategies similar to the Funds.

         The Board of Trustees considered that the Adviser supervises the management of each Fund's investments and business affairs, subject to the supervision of the Board of Trustees. The Board of Trustees also noted that the Adviser provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds at its expense. The Board of Trustees reviewed the fact that each Fund pays to the Adviser a monthly advisory fee at the annual rate of 0.50% of the average daily net asset value of the relevant Fund in exchange for the Adviser's services.

         The Board of Trustees reviewed the expense cap/reimbursement agreement between the Adviser and the Growth and Income Fund whereby the Adviser agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.05% and 0.80% for the Investor Class and Institutional Class shares, respectively, of the Fund's average daily net assets. The management fee will be waived proportionately between each class based on relative assets. The expense cap/reimbursement agreement will continue in effect until February 1, 2006, with successive renewal terms of one year unless terminated by the Adviser or the Fund at the end of a term.

         The Board of Trustees further observed that, pursuant to an expense cap/reimbursement agreement between the Adviser and the Action Fund, the Adviser agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 2.75% of the Fund's average daily net assets for the Investor Class shares. The expense cap/reimbursement agreement will continue in effect until February 1, 2006, with successive renewal terms of one year unless terminated by the Adviser or the Fund at the end of a term.

         The Board of Trustees compared each Fund's expected expense ratios to the industry data provided by an independent service. Based on review of this data, the Board of Trustees noted that the Adviser's fees to each Fund were lower than the industry averages for each Fund's benchmark category. The Board of Trustees also noted that for the Action Fund, the estimated total expenses of the Action Fund of 1.56% were comparable to the industry average for the Action Fund's benchmark category of 1.564%. The Board of Trustees further noted that although the Growth and Income Fund's estimated total expenses of 1.56% were slightly higher than the industry average for the Growth and Income Fund's benchmark category of 1.318%, the expense cap/reimbursement agreement ensured that the total operating expenses for the Growth and Income Fund would be lower than the industry average for the Growth and Income Fund's benchmark category.

         On the basis of its review and the foregoing information, the Board of Trustees found that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Funds' future shareholders.

Item 2. Code of Ethics

            Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

            Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

            Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

            Not applicable.

Item 6.  Schedule of Investments

            The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

            Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

            Not applicable.

Item 11. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended [the "1940 Act"]) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1)  Code of Ethics.

            Not applicable to semi-annual reports.

(a)(2) Certifications of principal executive and principal financial officers required pursuant to Rule 30a-2(a) under the 1940 Act (Exhibits (a) and (b)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

            Not Applicable.

(b) Certification required pursuant to Rule 30a-2(b) under the 1940 Act.





SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equipointe Funds

By:      /s/ Mark A. Seleznov
         --------------------
         Mark A. Seleznov
         President

Date:    July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Mark A. Seleznov
         --------------------
         Mark A. Seleznov
         President

Date:    July 7, 2005

By:      /s/ Alex B. Seleznov
         --------------------
         Alex B. Seleznov
         Treasurer

Date: July 7, 2005

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